Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Sales
Net Sales	$ 598,246	$ 862,882	$ 2,157,813
Cost of goods sold
Cost of goods sold	(824,596)	(1,215,474)	(2,197,474)
Gross loss	(226,350)	(352,592)	(39,661)
Selling expenses	(18,737)	(45,008)	(43,192)
General and administrative expenses, including provisions (reversal of provisions) for doubtful recoveries of prepayments to suppliers, receivable and other assets of US$ 174,315, US$ (1,210) and US$ 188,264 during the years ended 2011, 2012 and 2013 respectively	(317,541)	(183,908)	(330,883)
Research and development expenses	(17,467)	(17,781)	(46,510)
Loss on write-down of assets held for sale to fair value less cost to sell	0	(74,178)	0
Impairment loss on intangible assets	0	(25,255)	0
Impairment loss on property, plant and equipment	(756,239)	(109,027)	0
Loss from operations	(1,336,334)	(807,749)	(460,246)
Other income (expenses):
Interest income	5,295	12,153	7,365
Interest expense and amortization of debt issuance costs and debt discount	(259,876)	(258,971)	(189,938)
Foreign currency exchange loss, net	(20,680)	(6,403)	(2,040)
Government subsidy	1,804	4,242	33,698
Gain on trouble debt restructuring	4,645	10,510	0
Equity in loss of associates and a jointly-controlled entity	(8,057)	(2,295)	(787)
Others, net	5,061	5,298	7,135
Loss before income tax and equity in loss from subsidiaries	(1,608,142)	(1,043,215)	(604,813)
Income tax expense	(29,069)	(8,844)	(4,141)
Net loss	(1,637,211)	(1,052,059)	(608,954)
(Earnings) loss attributable to non-controlling interests	20,225	39,125	(393)
(Earnings) loss attributable to redeemable non-controlling interests	6,918	41,963	(11,522)
Net loss attributable to LDK Solar CO., Ltd. shareholders	(1,610,068)	(970,971)	(620,869)
Accretion to redemption value of redeemable non-controlling interests	(33,077)	(153,984)	(34,590)
Net loss available to LDK Solar CO., Ltd. shareholders	(1,643,145)	(1,124,955)	(655,459)
Basic loss per share	$ (9.18)	$ (8.62)	$ (4.90)
Diluted loss per share	$ (9.18)	$ (8.62)	$ (4.90)
Wafers
Net Sales
Net Sales	331,023	344,846	1,059,085
Cost of goods sold
Cost of goods sold	(358,974)	(463,551)	(983,163)
PV Products
Net Sales
Net Sales		1,092	27,589
Cost of goods sold
Cost of goods sold		(1,129)	(21,654)
Modules
Net Sales
Net Sales	153,703	276,195	720,863
Cost of goods sold
Cost of goods sold	(187,801)	(353,389)	(885,884)
Silicon and other materials
Net Sales
Net Sales	35,995	93,197	239,897
Cost of goods sold
Cost of goods sold	(187,693)	(251,042)	(209,159)
Construction Contracts
Net Sales
Net Sales	42,629	73,499	52,917
Cost of goods sold
Cost of goods sold	(45,398)	(66,173)	(47,152)
Others
Net Sales
Net Sales	34,896	74,053	57,462
Cost of goods sold
Cost of goods sold	$ (44,730)	$ (80,190)	$ (50,462)